United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-21822

(Investment Company Act File Number)

Federated Managed Pool Series

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 12/31/15

Date of Reporting Period: Quarter ended 09/30/15

Item 1. Schedule of Investments

Federated Corporate Bond Strategy Portfolio
Portfolio of Investments
September 30, 2015 (unaudited)
Principal Amount or Shares			Value
		CORPORATE BONDS—91.6%
		Basic Industry - Chemicals—1.1%
$90,000		Albemarle Corp., 4.15%, 12/1/2024	$90,485
90,000		Albemarle Corp., Sr. Unsecd. Note, 5.45%, 12/1/2044	91,582
120,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 4.00%, 12/7/2015	120,554
85,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 6.00%, 12/10/2019	93,113
300,000		RPM International, Inc., Sr. Unsecd. Note, 5.25%, 6/1/2045	286,745
50,000		Valspar Corp., Sr. Unsecd. Note, 3.30%, 2/1/2025	48,243
75,000		Valspar Corp., Sr. Unsecd. Note, 4.40%, 2/1/2045	69,376
		TOTAL	800,098
		Basic Industry - Metals & Mining—4.2%
250,000		Alcoa, Inc., Note, 5.55%, 2/1/2017	258,437
150,000		Alcoa, Inc., Sr. Unsecd. Note, 5.40%, 4/15/2021	147,563
110,000		Allegheny Technologies, Inc., Sr. Note, 9.375%, 6/1/2019	116,600
200,000	[1,2]	Anglo American Capital PLC, Company Guarantee, Series 144A, 2.625%, 4/3/2017	190,832
235,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.50%, 4/15/2040	182,947
85,000		ArcelorMittal SA, Sr. Unsecd. Note, 5.25%, 2/25/2017	84,363
310,000		ArcelorMittal SA, Sr. Unsecd. Note, 7.50%, 3/1/2041	251,100
40,000		Carpenter Technology Corp., Sr. Unsecd. Note, 4.45%, 3/1/2023	39,308
150,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.20%, 7/15/2021	158,240
130,000	[1,2]	Gerdau S.A., Company Guarantee, Series 144A, 5.75%, 1/30/2021	113,751
250,000	[1,2]	Gold Fields Orogen Holding BVI Ltd., Company Guarantee, Series 144A, 4.875%, 10/7/2020	202,500
200,000	[1,2]	Hyundai Steel Co., Sr. Unsecd. Note, Series 144A, 4.625%, 4/21/2016	203,313
280,000	[1,2]	Newcrest Finance Property Ltd., Sr. Unsecd. Note, Series 144A, 4.20%, 10/1/2022	246,021
225,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.50%, 4/15/2023	213,644
250,000		Southern Copper Corp., Note, 6.75%, 4/16/2040	223,215
105,000		Worthington Industries, Inc., Sr. Unsecd. Note, 4.55%, 4/15/2026	105,119
100,000		Worthington Industries, Inc., Sr. Unsecd. Note, 6.50%, 4/15/2020	113,954
100,000		Xstrata Canada Corp., 6.00%, 10/15/2015	100,001
		TOTAL	2,950,908
		Basic Industry - Paper—0.8%
150,000		Plum Creek Timberlands LP, Sr. Unsecd. Note, 3.25%, 3/15/2023	146,221
140,000		Plum Creek Timberlands LP, Sr. Unsecd. Note, 4.70%, 3/15/2021	151,666
100,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 10/1/2019	117,872
100,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 3/15/2032	126,064
		TOTAL	541,823
		Capital Goods - Aerospace & Defense—1.0%
160,000		Embraer Netherlands BV, Sr. Unsecd. Note, 5.05%, 6/15/2025	148,440
100,000		Embraer SA, Sr. Unsecd. Note, 5.15%, 6/15/2022	95,250
136,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, Series 144A, 6.00%, 2/15/2067	109,480
300,000		Textron, Inc., Sr. Unsecd. Note, 3.875%, 3/1/2025	301,512
50,000		Textron, Inc., Sr. Unsecd. Note, 4.30%, 3/1/2024	51,560
		TOTAL	706,242
		Capital Goods - Building Materials—0.9%
260,000		Masco Corp., Sr. Unsecd. Note, 5.95%, 3/15/2022	285,025
30,000		Masco Corp., Sr. Unsecd. Note, 7.125%, 3/15/2020	34,725
275,000		Valmont Industries, Inc., 5.25%, 10/1/2054	243,104

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Capital Goods - Building Materials—continued
$67,000		Valmont Industries, Inc., Sr. Unsecd. Note, 6.625%, 4/20/2020	$76,983
		TOTAL	639,837
		Capital Goods - Construction Machinery—0.2%
120,000		AGCO Corp., Sr. Unsecd. Note, 5.875%, 12/1/2021	133,637
		Capital Goods - Diversified Manufacturing—0.1%
100,000		Harsco Corp., 5.75%, 5/15/2018	100,625
		Capital Goods - Packaging—1.0%
180,000		Packaging Corp. of America, Sr. Unsecd. Note, 3.65%, 9/15/2024	178,901
65,000		Packaging Corp. of America, Sr. Unsecd. Note, 3.90%, 6/15/2022	66,545
80,000		Packaging Corp. of America, Sr. Unsecd. Note, 4.50%, 11/1/2023	83,704
120,000		Rock-Tenn Co., Sr. Unsecd. Note, 4.00%, 3/1/2023	123,373
40,000		Rock-Tenn Co., Sr. Unsecd. Note, 4.45%, 3/1/2019	42,637
220,000		Sonoco Products Co., Sr. Unsecd. Note, 5.75%, 11/1/2040	245,615
		TOTAL	740,775
		Communications - Cable & Satellite—4.0%
190,000	[1,2]	CCO Safari II LLC, Series 144A, 6.484%, 10/23/2045	192,050
250,000	[1,2]	Cox Communications, Inc., Series 144A, 3.25%, 12/15/2022	235,211
245,000		DIRECTV Holdings LLC, Company Guarantee, 6.375%, 3/1/2041	263,474
400,000		DIRECTV Holdings LLC, Sr. Unsecd. Note, 5.15%, 3/15/2042	377,386
300,000		Time Warner Cable, Inc., Company Guarantee, 5.00%, 2/1/2020	322,217
300,000		Time Warner Cable, Inc., Company Guarantee, 5.50%, 9/1/2041	269,692
420,000		Time Warner Cable, Inc., Company Guarantee, 8.25%, 4/1/2019	490,322
50,000		Time Warner Cable, Inc., Company Guarantee, 8.75%, 2/14/2019	58,765
500,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 4.00%, 9/1/2021	510,684
100,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 5.85%, 5/1/2017	105,874
		TOTAL	2,825,675
		Communications - Media & Entertainment—5.3%
100,000		21st Century Fox America, Inc., 6.75%, 1/9/2038	123,679
30,000		21st Century Fox America, Inc., Sr. Unsecd. Note, 4.00%, 10/1/2023	30,807
200,000		21st Century Fox America, Inc., Sr. Unsecd. Note, 5.40%, 10/1/2043	212,775
250,000	[1,2]	British Sky Broadcasting Group PLC, Series 144A, 3.75%, 9/16/2024	246,984
200,000		CBS Corp., 4.90%, 8/15/2044	185,468
250,000		Grupo Televisa S.A., 6.625%, 3/18/2025	296,125
200,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 2.25%, 11/15/2017	200,594
70,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 4.00%, 3/15/2022	70,710
230,000	[1,2]	McGraw Hill Financial, Inc., Sr. Unsecd. Note, Series 144A, 4.40%, 2/15/2026	233,982
100,000	[1,2]	McGraw Hill Financial, Inc., Unsecd. Note, Series 144A, 4.00%, 6/15/2025	99,771
305,000		Omnicom Group, Inc., Sr. Unsecd. Note, 3.625%, 5/1/2022	309,152
200,000	[1,2]	Pearson Funding Five PLC, Sr. Unsecd. Note, Series 144A, 3.25%, 5/8/2023	192,671
100,000	[1,2]	Pearson Funding Two PLC, Sr. Unsecd. Note, Series 144A, 4.00%, 5/17/2016	101,778
440,000		Time Warner, Inc., Company Guarantee, 6.20%, 3/15/2040	507,472
225,000		Viacom, Inc., Sr. Unsecd. Note, 2.20%, 4/1/2019	219,560
95,000		Viacom, Inc., Sr. Unsecd. Note, 2.50%, 12/15/2016	96,097
370,000		Viacom, Inc., Sr. Unsecd. Note, 4.25%, 9/1/2023	363,194
280,000		WPP Finance 2010, Sr. Unsecd. Note, 5.125%, 9/7/2042	276,031
		TOTAL	3,766,850
		Communications - Telecom Wireless—0.5%
330,000		Telefonaktiebolaget LM Ericsson, Sr. Unsecd. Note, 4.125%, 5/15/2022	345,347

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Communications - Telecom Wirelines—9.3%
$1,690,000		AT&T, Inc., Sr. Unsecd. Note, 4.75%, 5/15/2046	$1,555,419
300,000		CenturyLink, Inc., Sr. Note, Series Q, 6.15%, 9/15/2019	300,000
485,000		CenturyLink, Inc., Sr. Unsecd. Note, 7.65%, 3/15/2042	373,450
250,000		CenturyLink, Inc., Sr. Unsecd. Note, Series S, 6.45%, 6/15/2021	231,250
100,000		Rogers Communications, Inc., Company Guarantee, 6.80%, 8/15/2018	113,230
425,000		Telefonica Emisiones SAU, Company Guarantee, 5.462%, 2/16/2021	475,473
40,000		Telefonica SA, Company Guarantee, 7.045%, 6/20/2036	47,066
300,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.15%, 3/15/2024	310,966
360,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.522%, 9/15/2048	317,823
1,500,000		Verizon Communications, Inc., Sr. Unsecd. Note, 5.15%, 9/15/2023	1,657,552
22,000		Verizon Communications, Inc., Sr. Unsecd. Note, 6.40%, 9/15/2033	25,290
1,000,000		Verizon Communications, Inc., Sr. Unsecd. Note, 6.55%, 9/15/2043	1,187,922
		TOTAL	6,595,441
		Consumer Cyclical - Automotive—3.1%
50,000	[1,2]	American Honda Finance Corp., Series 144A, 7.625%, 10/1/2018	58,333
300,000		Ford Motor Co., Sr. Unsecd. Note, 4.75%, 1/15/2043	282,615
200,000		Ford Motor Credit Co., Sr. Unsecd. Note, 2.375%, 1/16/2018	200,347
470,000		Ford Motor Credit Co., Sr. Unsecd. Note, 4.25%, 9/20/2022	486,103
200,000		General Motors Co., Sr. Unsecd. Note, 4.00%, 4/1/2025	190,457
455,000		General Motors Co., Sr. Unsecd. Note, 5.20%, 4/1/2045	428,781
250,000	[1,2]	Hyundai Capital America, Sr. Unsecd. Note, Series 144A, 2.875%, 8/9/2018	254,249
200,000	[1,2]	RCI Banque SA, Sr. Unsecd. Note, Series 144A, 3.50%, 4/3/2018	206,560
100,000	[1,2]	RCI Banque SA, Sr. Unsecd. Note, Series 144A, 4.60%, 4/12/2016	101,648
		TOTAL	2,209,093
		Consumer Cyclical - Leisure—0.3%
240,000		Carnival Corp., Sr. Unsecd. Note, 3.95%, 10/15/2020	251,926
		Consumer Cyclical - Lodging—0.8%
250,000		Choice Hotels International, Inc., Company Guarantee, 5.70%, 8/28/2020	269,062
300,000		Hyatt Hotels Corp., Sr. Unsecd. Note, 3.375%, 7/15/2023	293,077
1,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 6.00%, 12/1/2016	1,049
		TOTAL	563,188
		Consumer Cyclical - Retailers—2.3%
100,000		Advance Auto Parts, Inc., 4.50%, 12/1/2023	104,539
80,000		Advance Auto Parts, Inc., Company Guarantee, 4.50%, 1/15/2022	84,649
130,000		AutoNation, Inc., Sr. Unsecd. Note, 4.50%, 10/1/2025	132,813
55,000		AutoZone, Inc., Sr. Unsecd. Note, 1.30%, 1/13/2017	55,088
200,000		Bed Bath & Beyond, Inc., 5.165%, 8/1/2044	190,221
50,000		CVS Health Corp., Sr. Unsecd. Note, 4.00%, 12/5/2023	53,082
520,000		CVS Health Corp., Sr. Unsecd. Note, 5.125%, 7/20/2045	561,776
335,000		O'Reilly Automotive, Inc., Company Guarantee, 4.875%, 1/14/2021	370,602
75,000		Tiffany & Co., Sr. Unsecd. Note, 3.80%, 10/1/2024	74,298
		TOTAL	1,627,068
		Consumer Non-Cyclical - Food/Beverage—2.1%
300,000	[1,2]	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 4.50%, 1/25/2022	310,800
185,000	[1,2]	HJ Heinz Co., Sr. Unsecd. Note, Series 144A, 3.95%, 7/15/2025	189,743
375,000	[1,2]	HJ Heinz Co., Sr. Unsecd. Note, Series 144A, 5.20%, 7/15/2045	398,903
250,000	[1,2]	Kerry Group Financial Services, Sr. Unsecd. Note, Series 144A, 3.20%, 4/9/2023	243,402
200,000		Tyson Foods, Inc., 3.95%, 8/15/2024	204,170

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Food/Beverage—continued
$165,000		Tyson Foods, Inc., Sr. Unsecd. Note, 4.50%, 6/15/2022	$175,127
		TOTAL	1,522,145
		Consumer Non-Cyclical - Health Care—1.6%
120,000		Agilent Technologies, Inc., Sr. Unsecd. Note, 3.20%, 10/1/2022	119,783
50,000		Agilent Technologies, Inc., Sr. Unsecd. Note, 3.875%, 7/15/2023	50,648
55,000		Becton, Dickinson & Co., Sr. Unsecd. Note, 3.734%, 12/15/2024	56,119
260,000		Becton, Dickinson & Co., Sr. Unsecd. Note, 4.685%, 12/15/2044	261,394
35,000		Becton, Dickinson & Co., Sr. Unsecd. Note, 6.375%, 8/1/2019	40,046
40,000		Laboratory Corp. of America Holdings, Sr. Unsecd. Note, 3.75%, 8/23/2022	40,685
125,000		Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 3.30%, 2/15/2022	125,566
265,000		Zimmer Biomet Holdings, Inc., Sr. Unsecd. Note, 3.55%, 4/1/2025	260,121
200,000		Zimmer Biomet Holdings, Inc., Sr. Unsecd. Note, 4.45%, 8/15/2045	185,731
		TOTAL	1,140,093
		Consumer Non-Cyclical - Pharmaceuticals—0.7%
100,000		Biogen Idec, Inc., Sr. Unsecd. Note, 4.05%, 9/15/2025	101,292
100,000		Celgene Corp., Sr. Unsecd. Note, 3.875%, 8/15/2025	100,265
225,000		Celgene Corp., Sr. Unsecd. Note, 5.00%, 8/15/2045	224,167
40,000		Dentsply International, Inc., Sr. Unsecd. Note, 2.75%, 8/15/2016	40,519
		TOTAL	466,243
		Consumer Non-Cyclical - Supermarkets—0.5%
300,000		Kroger Co., Bond, 6.90%, 4/15/2038	378,926
		Consumer Non-Cyclical - Tobacco—1.8%
140,000		Altria Group, Inc., 9.25%, 8/6/2019	174,638
235,000		Altria Group, Inc., Sr. Unsecd. Note, 4.00%, 1/31/2024	243,892
150,000		Altria Group, Inc., Sr. Unsecd. Note, 5.375%, 1/31/2044	163,780
300,000		Reynolds American, Inc., Sr. Unsecd. Note, 5.85%, 8/15/2045	335,101
300,000	[1,2]	Reynolds American, Inc., Sr. Unsecd. Note, Series 144A, 7.00%, 8/4/2041	343,146
		TOTAL	1,260,557
		Energy - Independent—1.6%
400,000		Anadarko Petroleum Corp., Sr. Unsecd. Note, 3.45%, 7/15/2024	388,704
390,000		Canadian Natural Resources Ltd., Sr. Unsecd. Note, 3.80%, 4/15/2024	361,437
250,000		Hess Corp., Sr. Unsecd. Note, 5.60%, 2/15/2041	234,089
200,000		Marathon Oil Corp., Sr. Unsecd. Note, 3.85%, 6/1/2025	178,389
		TOTAL	1,162,619
		Energy - Integrated—4.2%
245,000		Husky Energy, Inc., Sr. Unsecd. Note, 3.95%, 4/15/2022	237,024
100,000		Husky Oil Ltd., Deb., 7.55%, 11/15/2016	105,753
100,000		Petro-Canada, Bond, 5.35%, 7/15/2033	106,478
500,000		Petrobras Global Finance BV, Sr. Unsecd. Note, 4.375%, 5/20/2023	327,500
1,200,000		Petrobras International Finance Co., Sr. Unsecd. Note, 5.75%, 1/20/2020	903,000
550,000		Petroleos Mexicanos, 6.50%, 6/2/2041	509,300
740,000		Petroleos Mexicanos, Company Guarantee, 6.00%, 3/5/2020	794,316
		TOTAL	2,983,371
		Energy - Midstream—6.5%
100,000	[1,2]	Columbia Pipeline Group, Inc., Sr. Unsecd. Note, Series 144A, 4.50%, 6/1/2025	97,298
100,000	[1,2]	Columbia Pipeline Group, Inc., Sr. Unsecd. Note, Series 144A, 5.80%, 6/1/2045	95,865
250,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.05%, 3/15/2025	220,362
600,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.90%, 2/1/2024	573,215
250,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 6.125%, 12/15/2045	222,771

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Energy - Midstream—continued
$250,000		Enterprise Products Operating LLC, 3.90%, 2/15/2024	$245,976
200,000		Enterprise Products Operating LLC, Company Guarantee, 5.25%, 1/31/2020	219,598
250,000		Enterprise Products Operating LLC, Sr. Unsecd. Note, 3.75%, 2/15/2025	239,416
500,000		Enterprise Products Operating LLC, Sr. Unsecd. Note, 4.85%, 3/15/2044	447,605
40,000	[1,2]	Florida Gas Transmission Co. LLC, Sr. Unsecd. Note, Series 144A, 5.45%, 7/15/2020	43,950
325,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 3/15/2035	292,140
695,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.375%, 3/1/2041	642,512
240,000		Spectra Energy Capital LLC, Company Guarantee, 5.65%, 3/1/2020	260,083
200,000	[1,2]	Texas Eastern Transmission LP, Sr. Unsecd. Note, Series 144A, 2.80%, 10/15/2022	185,432
120,000		Williams Partners LP, 5.25%, 3/15/2020	128,046
790,000		Williams Partners LP, Sr. Unsecd. Note, 3.90%, 1/15/2025	681,806
		TOTAL	4,596,075
		Energy - Oil Field Services—1.2%
35,000		Nabors Industries, Inc., Company Guarantee, 5.00%, 9/15/2020	34,030
100,000		Nabors Industries, Inc., Sr. Unsecd. Note, 4.625%, 9/15/2021	90,894
200,000		Nabors Industries, Inc., Sr. Unsecd. Note, 5.10%, 9/15/2023	176,829
90,000		Noble Holding International Ltd., Company Guarantee, 4.90%, 8/1/2020	74,867
100,000		Noble Holding International Ltd., Sr. Unsecd. Note, 3.05%, 3/1/2016	99,299
150,000		Weatherford International Ltd., 7.00%, 3/15/2038	120,030
165,000		Weatherford International Ltd., Sr. Unsecd. Note, 5.95%, 4/15/2042	119,118
150,000		Weatherford International Ltd., Sr. Unsecd. Note, 6.75%, 9/15/2040	114,893
		TOTAL	829,960
		Energy - Refining—1.8%
150,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 3.625%, 9/15/2024	145,293
150,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 6.50%, 3/1/2041	159,840
240,000		Phillips 66, Sr. Unsecd. Note, 4.875%, 11/15/2044	232,302
350,000		Valero Energy Corp., 9.375%, 3/15/2019	427,193
100,000		Valero Energy Corp., Sr. Unsecd. Note, 3.65%, 3/15/2025	96,272
250,000		Valero Energy Corp., Sr. Unsecd. Note, 4.90%, 3/15/2045	223,497
		TOTAL	1,284,397
		Financial Institution - Banking—10.0%
200,000		Associated Banc-Corp., Sr. Unsecd. Note, 5.125%, 3/28/2016	203,070
210,000		Associated Banc-Corp., Sub., 4.25%, 1/15/2025	213,961
200,000		Bank of America Corp., Series L, 2.60%, 1/15/2019	202,314
125,000		Bank of America Corp., Sr. Unsecd. Note, 2.00%, 1/11/2018	125,539
200,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.30%, 1/11/2023	199,118
550,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 5.00%, 5/13/2021	606,830
200,000		Bank of America Corp., Sub. Note, Series L, 3.95%, 4/21/2025	195,030
100,000		Bank of America Corp., Sub. Note, Series MTN, 4.00%, 1/22/2025	97,998
250,000		Branch Banking & Trust Co., Sub. Note, 3.80%, 10/30/2026	254,100
250,000		Capital One Bank, Sub. Note, 3.375%, 2/15/2023	243,641
250,000		Citigroup, Inc., 5.50%, 9/13/2025	273,442
200,000		Citigroup, Inc., Sr. Note, 5.375%, 8/9/2020	223,486
200,000		Citigroup, Inc., Sr. Unsecd. Note, 3.875%, 10/25/2023	206,665
170,000		Citigroup, Inc., Sr. Unsecd. Note, 4.50%, 1/14/2022	184,142
400,000		Citigroup, Inc., Sub. Note, 3.875%, 3/26/2025	389,647
150,000		Citizens Financial Group, Inc., Sub. Note, 4.35%, 8/1/2025	152,539
250,000	[1,2]	Citizens Financial Group, Inc., Sub. Note, Series 144A, 4.15%, 9/28/2022	256,625
270,000		City National Corp., Sr. Unsecd. Note, 5.25%, 9/15/2020	307,133

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$200,000		Comerica, Inc., 3.80%, 7/22/2026	$199,997
250,000		Compass Bank, Birmingham, Sr. Unsecd. Note, Series BKNT, 2.75%, 9/29/2019	249,317
100,000		Fifth Third Bancorp, Sr. Unsecd. Note, 2.30%, 3/1/2019	100,498
155,000		Fifth Third Bancorp, Sr. Unsecd. Note, 2.875%, 7/27/2020	156,460
480,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.75%, 1/24/2022	551,491
400,000		Goldman Sachs Group, Inc., Sub. Note, 5.15%, 5/22/2045	394,319
110,000		HSBC Holdings PLC, Sr. Unsecd. Note, 5.10%, 4/5/2021	122,154
40,000		Huntington Bancshares, Inc., Sub. Note, 7.00%, 12/15/2020	47,275
450,000		Morgan Stanley, Sub. Note, 5.00%, 11/24/2025	479,609
175,000		Morgan Stanley, Sub. Note, Series MTN, 4.10%, 5/22/2023	178,117
215,000		SunTrust Banks, Inc., Sr. Unsecd. Note, 2.50%, 5/1/2019	217,573
50,000		Wilmington Trust Corp., Sub. Note, 8.50%, 4/2/2018	57,455
		TOTAL	7,089,545
		Financial Institution - Broker/Asset Mgr/Exchange—2.0%
190,000	[1,2]	Cantor Fitzgerald LP, Bond, Series 144A, 7.875%, 10/15/2019	209,133
10,000		Eaton Vance Corp., Sr. Unsecd. Note, 3.625%, 6/15/2023	10,192
2,000		Eaton Vance Corp., Sr. Unsecd. Note, 6.50%, 10/2/2017	2,186
70,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.50%, 1/20/2043	66,693
250,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.875%, 4/15/2021	281,638
500,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 5.625%, 4/1/2024	566,495
100,000		Stifel Financial Corp., 4.25%, 7/18/2024	100,191
200,000	[1,2]	TIAA Asset Management Finance Co. LLC, Sr. Unsecd. Note, Series 144A, 4.125%, 11/1/2024	204,340
		TOTAL	1,440,868
		Financial Institution - Finance Companies—0.8%
300,000		Discover Bank, Sub., Series BKNT, 8.70%, 11/18/2019	358,752
100,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	100,000
70,000	[1,2]	Macquarie Group Ltd., Sr. Unsecd. Note, Series 144A, 6.00%, 1/14/2020	78,622
		TOTAL	537,374
		Financial Institution - Insurance - Life—1.7%
75,000		AXA-UAP, Sub. Note, 8.60%, 12/15/2030	102,141
255,000		American International Group, Inc., Sr. Unsecd. Note, 4.125%, 2/15/2024	268,932
100,000		American International Group, Inc., Sr. Unsecd. Note, 4.375%, 1/15/2055	91,486
110,000		Lincoln National Corp., Sr. Note, 7.00%, 6/15/2040	141,887
200,000		Lincoln National Corp., Sr. Unsecd. Note, 6.25%, 2/15/2020	231,900
100,000		MetLife, Inc., Jr. Sub. Note, 10.75%, 8/1/2039	156,250
50,000	[1,2]	Penn Mutual Life Insurance Co., Sr. Note, Series 144A, 7.625%, 6/15/2040	67,549
150,000		Prudential Financial, Inc., Sr. Note, Series MTND, 7.375%, 6/15/2019	176,772
		TOTAL	1,236,917
		Financial Institution - Insurance - P&C—2.5%
500,000		CNA Financial Corp., Sr. Unsecd. Note, 5.875%, 8/15/2020	569,367
50,000		CNA Financial Corp., Sr. Unsecd. Note, 7.35%, 11/15/2019	59,319
120,000		Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 5.125%, 4/15/2022	133,276
120,000		Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 6.625%, 4/15/2042	150,206
75,000		Horace Mann Educators Corp., Sr. Note, 6.85%, 4/15/2016	77,301
60,000	[1,2]	Liberty Mutual Group, Inc., Company Guarantee, Series 144A, 5.00%, 6/1/2021	65,853
310,000	[1,2]	Liberty Mutual Group, Inc., Series 144A, 4.95%, 5/1/2022	335,679
55,000	[1,2]	Liberty Mutual Group, Inc., Sr. Unsecd. Note, Series 144A, 4.25%, 6/15/2023	56,995
195,000	[1,2]	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 8/15/2039	297,258
		TOTAL	1,745,254

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - REIT - Apartment—1.0%
$300,000		Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.75%, 6/15/2024	$295,171
100,000		Post Apartment Homes LP, Sr. Unsecd. Note, 3.375%, 12/1/2022	98,455
70,000		UDR, Inc., Company Guarantee, 4.625%, 1/10/2022	75,147
250,000		UDR, Inc., Series MTN, 3.75%, 7/1/2024	250,381
		TOTAL	719,154
		Financial Institution - REIT - Healthcare—0.8%
100,000		Health Care REIT, Inc., Sr. Unsecd. Note, 4.95%, 1/15/2021	109,092
230,000		Health Care REIT, Inc., Sr. Unsecd. Note, 6.125%, 4/15/2020	263,168
200,000		Healthcare Trust of America, 3.70%, 4/15/2023	196,400
		TOTAL	568,660
		Financial Institution - REIT - Office—0.6%
100,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.90%, 6/15/2023	99,822
60,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.60%, 4/1/2022	62,963
70,000		Boston Properties LP, Sr. Unsecd. Note, 3.80%, 2/1/2024	71,371
200,000		Boston Properties LP, Sr. Unsecd. Note, 5.875%, 10/15/2019	226,960
		TOTAL	461,116
		Financial Institution - REIT - Other—1.2%
200,000		Liberty Property LP, 6.625%, 10/1/2017	219,021
100,000		ProLogis LP, Sr. Unsecd. Note, 3.35%, 2/1/2021	101,491
150,000		ProLogis LP, Sr. Unsecd. Note, 4.25%, 8/15/2023	155,684
73,000		ProLogis, Inc., Sr. Unsecd. Note, 6.875%, 3/15/2020	84,951
300,000		WP Carey, Inc., Sr. Unsecd. Note, 4.60%, 4/1/2024	306,564
		TOTAL	867,711
		Financial Institution - REIT - Retail—0.7%
325,000		Equity One, Inc., Bond, 6.00%, 9/15/2017	350,563
45,000		Tanger Properties LP, Sr. Unsecd. Note, 3.875%, 12/1/2023	45,167
110,000		Tanger Properties LP, Sr. Unsecd. Note, 6.125%, 6/1/2020	125,893
		TOTAL	521,623
		Financial Institution - REITs—0.6%
415,000		Host Hotels & Resorts LP, Sr. Unsecd. Note, Series E, 4.00%, 6/15/2025	410,075
		Technology—2.8%
100,000		BMC Software, Inc., 7.25%, 6/1/2018	90,375
350,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.50%, 4/15/2023	333,178
350,000		Fiserv, Inc., Sr. Unsecd. Note, 3.85%, 6/1/2025	356,615
110,000	[1,2]	Flextronics International Ltd., Sr. Unsecd. Note, Series 144A, 4.75%, 6/15/2025	106,834
200,000		HP Enterprise Co., Sr. Unsecd. Note, Series 144A, 3.60%, 10/15/2020	199,944
70,000		Ingram Micro, Inc., Sr. Unsecd. Note, 4.95%, 12/15/2024	72,380
100,000		Ingram Micro, Inc., Sr. Unsecd. Note, 5.00%, 8/10/2022	103,549
250,000	[1,2]	Keysight Technologies, Inc., Sr. Unsecd. Note, Series 144A, 4.55%, 10/30/2024	244,044
150,000	[1,2]	Molex Electronics Technologies LLC, Unsecd. Note, Series 144A, 3.90%, 4/15/2025	146,523
220,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 9/12/2022	223,730
75,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2019	79,847
		TOTAL	1,957,019
		Transportation - Airlines—0.5%
75,000		Southwest Airlines Co., Deb., 7.375%, 3/1/2027	93,946
220,000		Southwest Airlines Co., Sr. Unsecd. Note, 5.125%, 3/1/2017	231,467
		TOTAL	325,413
		Transportation - Railroads—1.9%
300,000		Burlington Northern Santa Fe Corp., Deb., 5.75%, 5/1/2040	344,317

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Transportation - Railroads—continued
$200,000		Burlington Northern Santa Fe Corp., Sr. Unsecd. Note, 3.05%, 3/15/2022	$200,092
145,000		Burlington Northern Santa Fe Corp., Sr. Unsecd. Note, 4.15%, 4/1/2045	135,735
200,000		Canadian Pacific Railway Co., Sr. Unsecd. Note, 4.45%, 3/15/2023	215,702
100,000		Canadian Pacific Railway Co., 7.125%, 10/15/2031	126,393
305,000		Kansas City Southern de Mexico SA de CV, Sr. Unsecd. Note, 3.00%, 5/15/2023	295,696
		TOTAL	1,317,935
		Transportation - Services—1.0%
330,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 5.625%, 3/15/2042	355,324
70,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.45%, 11/15/2018	70,637
150,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.55%, 6/1/2019	150,497
100,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.50%, 6/1/2017	103,217
		TOTAL	679,675
		Utility - Electric—5.7%
130,000	[1,2]	AEP Texas Central Co., Sr. Unsecd. Note, Series 144A, 3.85%, 10/1/2025	131,810
95,000		American Electric Power Co., Inc., Sr. Unsecd. Note, Series F, 2.95%, 12/15/2022	92,428
200,000		Appalachian Power Co., Sr. Unsecd. Note, 7.00%, 4/1/2038	259,295
165,000		Berkshire Hathaway Energy Co., 3.50%, 2/1/2025	166,313
225,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.95%, 12/15/2036	247,210
100,000		Commonwealth Edison Co., 1st Mtg. Bond, 6.15%, 9/15/2017	109,143
300,000	[1,2]	Electricite de France SA, Jr. Sub. Note, Series 144A, 5.625%, 12/29/2049	297,525
100,000		Exelon Corp., Sr. Unsecd. Note, 3.95%, 6/15/2025	101,172
160,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 5.75%, 10/1/2041	163,820
100,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 6.25%, 10/1/2039	106,600
250,000		FirstEnergy Corp., Sr. Unsecd. Note, Series A, 2.75%, 3/15/2018	250,825
17,455	[1,2]	Great River Energy, 1st Mtg. Note, Series 144A, 5.829%, 7/1/2017	18,080
240,000		Kansas City Power And Light Co., Sr. Unsecd. Note, 3.65%, 8/15/2025	245,619
200,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 10.375%, 11/1/2018	250,216
300,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.70%, 9/15/2019	302,381
250,000		Northeast Utilities, Sr. Unsecd. Note, Series H, 3.15%, 1/15/2025	244,808
200,000		PPL Capital Funding, Inc., Sr. Unsecd. Note, 3.95%, 3/15/2024	205,994
200,000	[1,2]	PPL WEM Holdings PLC, Sr. Unsecd. Note, Series 144A, 5.375%, 5/1/2021	222,841
50,000		PSEG Power LLC, Sr. Unsecd. Note, 2.45%, 11/15/2018	49,920
30,000		Progress Energy, Inc., 7.05%, 3/15/2019	34,750
80,000		TECO Finance, Inc., Company Guarantee, 5.15%, 3/15/2020	88,123
250,000		UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/1/2020	269,093
200,000		Wisconsin Energy Corp., Sr. Unsecd. Note, 3.55%, 6/15/2025	203,624
		TOTAL	4,061,590
		Utility - Natural Gas—0.9%
80,000		Enbridge Energy Partners LP, Sr. Unsecd. Note, 5.50%, 9/15/2040	72,217
200,000		National Fuel Gas Co., Sr. Unsecd. Note, 3.75%, 3/1/2023	188,933
90,000		National Fuel Gas Co., Sr. Unsecd. Note, 4.90%, 12/1/2021	94,784
200,000		Sempra Energy, Sr. Unsecd. Note, 3.55%, 6/15/2024	201,729
75,000		Sempra Energy, Sr. Unsecd. Note, 6.50%, 6/1/2016	77,646
		TOTAL	635,309
		TOTAL CORPORATE BONDS (IDENTIFIED COST $65,195,635)	64,998,157
		FOREIGN GOVERNMENTS/AGENCIES—4.0%
		Sovereign—4.0%
600,000		Brazil, Government of, Sr. Unsecd. Note, 4.875%, 1/22/2021	583,500
200,000		Brazil, Government of, Sr. Unsecd. Note, 6.00%, 1/17/2017	207,800

Principal Amount or Shares			Value
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
$850,000		Colombia, Government of, Sr. Unsecd. Note, 4.375%, 7/12/2021	$865,725
300,000		Panama, Government of, Sr. Unsecd. Note, 5.20%, 1/30/2020	323,625
190,000		Peru, Government of, 6.55%, 3/14/2037	218,025
200,000		United Mexican States, 4.75%, 3/8/2044	182,500
206,000		United Mexican States, 6.75%, 9/27/2034	246,170
210,000		United Mexican States, Note, 5.625%, 1/15/2017	222,600
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $2,871,296)	2,849,945
		U.S. TREASURY—1.2%
		U.S. Treasury Note—1.2%
850,000		United States Treasury Note, 1.875%, 8/31/2022 (IDENTIFIED COST $845,651)	857,570
		INVESTMENT COMPANY—2.7%
1,922,624	[3]	Federated Prime Value Obligations Fund, Institutional Shares, 0.15%[4] (AT NET ASSET VALUE)	1,922,624
		TOTAL INVESTMENTS—99.5% (IDENTIFIED COST $70,835,206)[5]	70,628,296
		OTHER ASSETS AND LIABILITIES - NET—0.5%[6]	390,394
		TOTAL NET ASSETS—100%	$71,018,690
At September 30, 2015, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
7U.S. Treasury Notes 5-Year Long Futures	30	$3,615,469	December 2015	$(2,880)
7U.S. Treasury Notes 10-Year Short Futures	56	$7,209,125	December 2015	$(11,646)
7U.S. Treasury Ultra Bond Short Futures	6	$962,438	December 2015	$(13,163)
UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(27,689)
The average notional value of long and short futures contracts held by the Fund throughout the period was $3,698,197 and $12,095,670, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At September 30, 2015, these restricted securities amounted to $8,206,375, which represented 11.6% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At September 30, 2015, these liquid restricted securities amounted to $8,206,375, which represented 11.6% of total net assets.
3	Affiliated holding.
4	7-day net yield.
5	At September 30, 2015, the cost of investments for federal tax purposes was $70,835,206. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts was $206,910. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,146,401 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,353,311.
6	Assets, other than investments in securities, less liabilities.
7	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2015.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of September 30, 2015, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$64,998,157	$—	$64,998,157
Foreign Governments/Agencies	—	2,849,945	—	2,849,945
U.S. Treasury	—	857,570	—	857,570
Investment Company	1,922,624	—	—	1,922,624
TOTAL SECURITIES	$1,922,624	$68,705,672	$—	$70,628,296
OTHER FINANCIAL INSTRUMENTS*	$(27,689)	$—	$—	$(27,689)
*	Other financial instruments include futures contracts.
The following acronyms are used throughout this portfolio:
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust

Federated High-Yield Strategy Portfolio
Portfolio of Investments
September 30, 2015 (unaudited)
Shares		Value
	INVESTMENT COMPANY—99.3%
5,322,376	High Yield Bond Portfolio	$32,040,702
	TOTAL INVESTMENTS—99.3% (IDENTIFIED COST $35,242,055)[1]	32,040,702
	OTHER ASSETS AND LIABILITIES - NET—0.7%[2]	231,590
	TOTAL NET ASSETS—100%	$32,272,292
1	At September 30, 2015, the cost of investments for federal tax purposes was $35,242,055. The net unrealized depreciation of investments for federal tax purposes was $3,201,353. This consists of net unrealized depreciation from investments for those securities having an excess of cost over value of $3,201,353.
2	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2015.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have the ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
1

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of September 30, 2015, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
High Yield Bond Portfolio is an affiliated holding offered only to registered investment companies and other accredited investors. Investment in this fund is deemed Level 2 due to the fact that the NAV is not publicly available.
2
Federated Mortgage Strategy Portfolio
Portfolio of Investments
September 30, 2015 (unaudited)
Shares or Principal Amount		Value
	INVESTMENT COMPANY—99.5%
7,636,978	Federated Mortgage Core Portfolio (IDENTIFIED COST $75,665,722)	$76,064,302
	REPURCHASE AGREEMENT—0.5%
$359,000	Interest in $615,000,000 joint repurchase agreement 0.12%, dated 9/30/2015 under which Bank of America, N.A. will repurchase securities provided as collateral for $615,002,050 on 10/1/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 4/1/2045 and the market value of those underlying securities was $627,302,091. (AT COST)	359,000
	TOTAL INVESTMENTS—100.0% (IDENTIFIED COST $76,024,722)[1]	76,423,302
	OTHER ASSETS AND LIABILITIES - NET—0.0%[2]	2,161
	TOTAL NET ASSETS—100%	$76,425,463
1	At September 30, 2015, the cost of investments for federal tax purposes was $76,024,722. The net unrealized appreciation of investments for federal tax purposes was $398,580. This consists entirely of net unrealized appreciation from investments for those securities having an excess of value over cost of $398,580.
2	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2015.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
1

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of September 30, 2015, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value. Federated Mortgage Core Portfolio is an affiliated holding offered only to registered investment companies and other accredited investors. Investment in this fund is deemed Level 2 due to the fact that the net asset value (the NAV) is not publicly available.
2

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Managed Pool Series

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date November 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date November 23, 2015

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date November 23, 2015